UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07678

American Municipal Income Portfolio Inc.

(Exact name of registrant as specified in charter)

800 Nicollet Mall

Minneapolis, Minnesota 55402

(Address of principal executive offices) (Zip code)

Richard J. Ertel, Secretary

American Municipal Income Portfolio Inc.

800 Nicollet Mall, BC-MN-H04N

Minneapolis, Minnesota 55402

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: 612-303-7987

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Item 1:	Proxy Voting Record

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-07678

Reporting Period: 07/01/2013 – 06/30/2014

American Municipal Income Portfolio Inc.

====================== American Municipal Income Portfolio Inc. =====================

MASSACHUSETTS DEV FIN AGY SR LIVING FAC REV

Ticker:		Security ID: 57563TAD7
Meeting Date:	AUG 13, 2013	Meeting Type: Written Consent
Record Date:	JUL 09, 2013

#	Proposal	Mgt Rec	Vote Cast	Sponsor

1	To Accept The Plan	None	For	Management

2	Opt Out Release	None	Against	Management

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Municipal Income Portfolio Inc.

By:	/s/ Eric J. Thole
Eric J. Thole
President

Date:	August 15, 2014

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